                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [_]; Amendment Number: _____________

        This Amendment (Check only one.): [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: 111 Huntington Avenue
         Boston, MA 02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Domenic J. Ferrante
Title: Managing Director
Phone: (617) 516-2000

Signature, Place, and Date of Signing:

/s/ Domenic J. Ferrante          Boston, MA            2/13/2007
------------------------

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Domenic J. Ferrante is the Managing Director of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:...........             2
Form 13F Information Table Entry Total:......            61
Form 13F Information Table Value Total:...... $3,432,337.65
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number      Name
--- ------------------------  ----
 1  28-06946                  Brookside Capital Partners Fund, L.P.
 2  28-06924                  Brookside Capital Investors, L.P.

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                     Brookside Capital Partners Fund, L.P.

                   Form 13F Information Table as of 12/31/06

                                                                                  VOTING
                   TITLE OF              VALUE               INVESTMENT  OTHER   AUTHORITY
NAME OF ISSUER      CLASS      CUSIP     x$1000      SHRS    DISCRETION MANAGERS   SOLE    SHARED NONE
--------------    ---------- --------- ---------- ---------- ---------- -------- --------- ------ ----
ABRAXIS
  BIOSCIENCE INC  COM        00383E106  40,714.89  1,489,206    SOLE                 X
ACHILLION
  PHARMACEUTICALS
  INC             COM        00448Q201   1,611.00    100,000    SOLE                 X
ADAMS
  RESPIRATORY
  THERAPEUTI      COM        00635P107  81,950.56  2,008,100    SOLE                 X
ADVANCE AUTO
  PARTS INC       COM        00751Y106  28,419.55    799,200    SOLE                 X
AFFYMAX INC       COM        00826A109   5,106.00    150,000    SOLE                 X
AFLAC INC         COM        001055102  62,100.00  1,350,000    SOLE                 X
ALEXION
  PHARMACEUTICALS
  INC             COM        015351109  67,547.79  1,672,389    SOLE                 X
ALLOT
  COMMUNICATIONS
  INC             SHS        M0854Q105   2,662.60    227,378    SOLE                 X
AMDOCS LTD        ORD        G02602103 165,007.15  4,258,249    SOLE                 X
AMERICAN INTL
  GROUP INC       COM        026874107  17,915.00    250,000    SOLE                 X
AVON PRODS INC    COM        054303102  34,827.46  1,054,100    SOLE                 X
BURGER KING
  HLDGS INC       COM        121208201  34,923.41  1,655,138    SOLE                 X
CAREMARK RX INC   COM        141705103 341,443.56  5,978,700    SOLE                 X
CARMAX INC        COM        143130102  80,445.00  1,500,000    SOLE                 X
CELANESE CORP
  DEL             COM SER A  150870103  99,180.36  3,832,317    SOLE                 X
CHENIERE ENERGY
  INC             COM NEW    16411R208  61,250.59  2,121,600    SOLE                 X
CISCO SYS INC     COM        17275R102 115,332.60  4,220,000    SOLE                 X
COMMVAULT
  SYSTEMS INC     COM        204166102   1,000.50     50,000    SOLE                 X
COMVERSE
  TECHNOLOGY      COM PAR
  INC             $0.10      205862402  26,388.98  1,250,070    SOLE                 X
DOMINOS PIZZA INC COM        25754A201  41,563.87  1,484,424    SOLE                 X
DREAMWORKS
  ANIMATION SKG
  INC             CL A       26153C103  11,796.00    400,000    SOLE                 X
DURECT CORP       COM        266605104  10,857.45  2,445,372    SOLE                 X
ELOYALTY CORP     COM NEW    290151307   7,105.69    378,970    SOLE                 X
EMC CORP MASS     COM        268648102 190,991.46 14,469,050    SOLE                 X
EXPEDIA INC DEL   COM        30212P105      25.53      1,217    SOLE                 X
FEDERATED DEPT
  STORES INC DE   COM        31410H101  34,317.00    900,000    SOLE                 X
FOMENTO
  ECONOMICO       SPON ADR
  MEXICANO S      UNITS      344419106  30,242.30    261,250    SOLE                 X
GRUPO TELEVISA    SP ADR REP
  SA DE CV        ORD        40049J206  52,456.12  1,942,100    SOLE                 X
HANSEN NAT CORP   COM        411310105  67,360.00  2,000,000    SOLE                 X
IAC
  INTERACTIVECORP COM NEW    44919P300      45.22      1,217    SOLE                 X
ICONIX BRAND
  GROUP INC       COM        451055107  10,712.98    552,500    SOLE                 X
INVERNESS MED
  INNOVATIONS IN  COM        46126P106  30,960.00    800,000    SOLE                 X
ISILON SYS INC    COM        46432L104   1,231.65     45,000    SOLE                 X
MBIA INC          COM        55262C100 127,855.00  1,750,000    SOLE                 X
MCAFEE INC        COM        579064106  47,192.70  1,662,886    SOLE                 X
MCGRAW HILL COS
  INC             COM        580645109  73,536.42  1,081,100    SOLE                 X
MELLON FINL CORP  COM        58551A108  29,505.00    700,000    SOLE                 X
MGI PHARMA INC    COM        552880106  67,270.14  3,654,000    SOLE                 X
MINDSPEED
  TECHNOLOGIES
  INC             COM        602682106   9,849.49  5,156,800    SOLE                 X
MITTAL STEEL CO   NY REG SH
  NV              CL A       60684P101  31,862.77    755,400    SOLE                 X
MONSTER
  WORLDWIDE INC   COM        611742107  24,527.04    525,880    SOLE                 X
NET 1 UEPS
  TECHNOLOGIES
  INC             COM NEW    64107N206  79,850.13  2,701,290    SOLE                 X
NEWS CORP         CL A       65248E104 106,646.48  4,964,920    SOLE                 X
NUTRI SYS INC NEW COM        67069D108  95,392.63  1,504,853    SOLE                 X
PHELPS DODGE
  CORP            COM        717265102  72,486.39    605,466    SOLE                 X
PSIVIDA LTD       SPONSORED
                  ADR        74439M107   1,400.54    718,226    SOLE                 X
QUALCOMM INC      COM        747525103  53,850.75  1,425,000    SOLE                 X
RED HAT INC       COM        756577102  94,142.11  4,093,135    SOLE                 X
SHIRE PLC         SPONSORED
                  ADR        82481R106  59,678.50    966,297    SOLE                 X
SINA CORP         ORD        G81477104  49,212.41  1,714,718    SOLE                 X
STAPLES INC       COM        855030102 127,240.27  4,765,553    SOLE                 X
STEEL DYNAMICS
  INC             COM        858119100   6,743.11    207,800    SOLE                 X
TARGET CORP       COM        87612E106  47,300.16    829,100    SOLE                 X
TEKELEC           COM        879101103  91,716.65  6,184,535    SOLE                 X
TEXTRON INC       COM        883203101  49,341.02    526,192    SOLE                 X
VERTEX
  PHARMACEUTICALS
  INC             COM        92532F100  60,062.84  1,605,100    SOLE                 X
VONAGE HLDGS
  CORP            COM        92886T201  37,418.04  5,391,648    SOLE                 X
WARNER MUSIC
  GROUP CORP      COM        934550104  37,746.54  1,654,041    SOLE                 X
WEBSIDESTORY INC  COM        947685103   6,902.04    545,185    SOLE                 X
WITNESS SYS INC   COM        977424100  11,008.84    628,000    SOLE                 X
YAHOO INC         COM        984332106 175,107.35  6,856,200    SOLE                 X